Wells, Pipelines, Properties, Plant and Equipment, Net - Schedule of Property, Plant and Equipment (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		$ 1,482,322,166
Changes in property, plant and equipment [abstract]
Translation effect		60,182,260	$ (40,731,370)	$ (14,982,766)
Ending balance	$ 81,434,196	1,650,532,712	1,482,322,166
Depreciation and amortisation expense		146,850,208	137,555,276	139,771,815
Plugging and abandonment cost		789,805	137,685	224,327
Provisions for plugging wells		115,514,750	61,117,106
Transfers against fixed assets		9,696,153	14,306,298	10,630,314
(Impairment) reversal of impairment of wells, pipelines, properties, plant and equipment, net	$ (2,638,484)	(53,477,580)	(28,797,518)	(83,538,021)
Investment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		4,395,700,057	4,150,256,095
Changes in property, plant and equipment [abstract]
Acquisitions		314,249,530	328,166,052
Reclassifications		1,188,690	7,232,760
Capitalization		0	0
Disposals		(14,217,166)	(38,022,820)
Translation effect		76,380,070	(51,932,030)
Ending balance		4,773,301,181	4,395,700,057	4,150,256,095
Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		(2,913,377,891)	(2,781,505,245)
Changes in property, plant and equipment [abstract]
Depreciation and amortization		(146,850,208)	(137,555,276)
Reclassifications		(1,188,690)	(7,232,760)
(Impairment)		(178,267,680)	(153,980,236)
Reversal of impairment		124,790,100	125,182,718
Disposals		8,323,710	30,512,248
Translation effect		(16,197,810)	11,200,660
Ending balance		(3,122,768,469)	(2,913,377,891)	(2,781,505,245)
Plants
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		285,434,820
Changes in property, plant and equipment [abstract]
Ending balance		245,505,630	285,434,820
Plants | Investment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		1,070,987,449	1,053,836,879
Changes in property, plant and equipment [abstract]
Acquisitions		11,194,280	24,218,720
Reclassifications		1,357,250	3,396,480
Capitalization		44,796,840	15,580,570
Disposals		(5,171,200)	(8,316,930)
Translation effect		23,924,080	(17,728,270)
Ending balance		1,147,088,699	1,070,987,449	1,053,836,879
Plants | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		(785,552,629)	(789,443,853)
Changes in property, plant and equipment [abstract]
Depreciation and amortization		(32,590,580)	(33,219,850)
Reclassifications		(330,550)	45,407,770
(Impairment)		(119,691,380)	(45,202,986)
Reversal of impairment		46,899,260	19,244,900
Disposals		4,712,390	7,510,670
Translation effect		(15,029,580)	10,150,720
Ending balance		$ (901,583,069)	(785,552,629)	(789,443,853)
Plants | Bottom of range
Changes in property, plant and equipment [abstract]
Depreciation rates	3.00%	3.00%
Estimated useful lives	20 years	20 years
Plants | Top of range
Changes in property, plant and equipment [abstract]
Depreciation rates	5.00%	5.00%
Estimated useful lives	35 years	35 years
Drilling equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		$ 12,017,211
Changes in property, plant and equipment [abstract]
Ending balance		$ 16,733,231	12,017,211
Depreciation rates	5.00%	5.00%
Estimated useful lives	20 years	20 years
Drilling equipment | Investment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		$ 18,913,795	14,840,995
Changes in property, plant and equipment [abstract]
Acquisitions		5,432,300	5,271,100
Reclassifications		0	0
Capitalization		0	0
Disposals		(38,620)	(1,198,300)
Translation effect		0	0
Ending balance		24,307,475	18,913,795	14,840,995
Drilling equipment | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		(6,896,584)	(6,593,644)
Changes in property, plant and equipment [abstract]
Depreciation and amortization		(765,490)	(714,350)
Reclassifications		53,880	0
(Impairment)		0	0
Reversal of impairment		0	0
Disposals		33,950	411,410
Translation effect		0	0
Ending balance		(7,574,244)	(6,896,584)	(6,593,644)
Pipelines
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		182,581,787
Changes in property, plant and equipment [abstract]
Ending balance		180,314,167	182,581,787
Pipelines | Investment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		491,444,562	493,683,632
Changes in property, plant and equipment [abstract]
Acquisitions		7,180,410	4,266,300
Reclassifications		397,460	103,670
Capitalization		9,245,250	15,121,590
Disposals		(994,620)	(21,457,210)
Translation effect		(22,690)	(273,420)
Ending balance		507,250,372	491,444,562	493,683,632
Pipelines | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		(308,862,775)	(264,441,515)
Changes in property, plant and equipment [abstract]
Depreciation and amortization		(12,534,800)	(12,824,020)
Reclassifications		(410,050)	(46,118,320)
(Impairment)		(16,588,490)	(22,452,490)
Reversal of impairment		10,442,300	18,153,170
Disposals		994,600	18,624,270
Translation effect		23,010	196,130
Ending balance		$ (326,936,205)	(308,862,775)	(264,441,515)
Pipelines | Bottom of range
Changes in property, plant and equipment [abstract]
Depreciation rates	2.00%	2.00%
Estimated useful lives	15 years	15 years
Pipelines | Top of range
Changes in property, plant and equipment [abstract]
Depreciation rates	7.00%	7.00%
Estimated useful lives	45 years	45 years
Wells
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		$ 353,323,631
Changes in property, plant and equipment [abstract]
Ending balance		436,414,501	353,323,631
Wells | Investment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		1,695,212,594	1,586,407,714
Changes in property, plant and equipment [abstract]
Acquisitions		94,119,630	36,368,940
Reclassifications		0	2,967,760
Capitalization		60,274,710	71,789,810
Disposals		0	(2,321,630)
Translation effect		0	0
Ending balance		1,849,606,934	1,695,212,594	1,586,407,714
Wells | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		(1,341,888,963)	(1,260,106,083)
Changes in property, plant and equipment [abstract]
Depreciation and amortization		(82,997,750)	(73,618,580)
Reclassifications		(53,980)	(6,926,040)
(Impairment)		(27,386,630)	(55,380,990)
Reversal of impairment		39,134,890	52,926,380
Disposals		0	1,216,350
Translation effect		0	0
Ending balance		(1,413,192,433)	(1,341,888,963)	(1,260,106,083)
Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		25,387,796
Changes in property, plant and equipment [abstract]
Ending balance		26,362,916	25,387,796
Buildings | Investment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		73,956,002	73,865,712
Changes in property, plant and equipment [abstract]
Acquisitions		57,660	24,280
Reclassifications		252,930	(197,220)
Capitalization		1,864,030	1,739,570
Disposals		(242,880)	(52,680)
Translation effect		1,962,770	(1,423,660)
Ending balance		77,850,512	73,956,002	73,865,712
Buildings | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		(48,568,206)	(47,796,496)
Changes in property, plant and equipment [abstract]
Depreciation and amortization		(1,786,750)	(1,858,330)
Reclassifications		(34,000)	327,930
(Impairment)		(218,120)	0
Reversal of impairment		0	23,570
Disposals		59,210	41,730
Translation effect		(939,730)	693,390
Ending balance		$ (51,487,596)	(48,568,206)	(47,796,496)
Buildings | Bottom of range
Changes in property, plant and equipment [abstract]
Depreciation rates	3.00%	3.00%
Estimated useful lives	33 years	33 years
Buildings | Top of range
Changes in property, plant and equipment [abstract]
Depreciation rates	7.00%	7.00%
Estimated useful lives	35 years	35 years
Offshore platforms
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		$ 124,426,910
Changes in property, plant and equipment [abstract]
Ending balance		$ 125,494,530	124,426,910
Depreciation rates	4.00%	4.00%
Estimated useful lives	25 years	25 years
Offshore platforms | Investment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		$ 425,259,020	420,363,210
Changes in property, plant and equipment [abstract]
Acquisitions		2,573,440	2,164,860
Reclassifications		(1,280,890)	(2,648,540)
Capitalization		2,135,690	7,966,840
Disposals		(7,940)	(2,587,350)
Translation effect		0	0
Ending balance		428,679,320	425,259,020	420,363,210
Offshore platforms | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		(300,832,110)	(294,192,090)
Changes in property, plant and equipment [abstract]
Depreciation and amortization		(12,839,730)	(12,164,310)
Reclassifications		53,950	109,160
(Impairment)		(9,356,010)	(26,134,930)
Reversal of impairment		19,784,040	29,485,650
Disposals		5,070	2,064,410
Translation effect		0	0
Ending balance		(303,184,790)	(300,832,110)	(294,192,090)
Furniture and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		6,610,224
Changes in property, plant and equipment [abstract]
Ending balance		8,612,854	6,610,224
Furniture and equipment | Investment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		53,545,137	50,809,657
Changes in property, plant and equipment [abstract]
Acquisitions		2,922,890	2,564,910
Reclassifications		309,960	(246,280)
Capitalization		565,340	1,119,100
Disposals		(2,036,150)	(611,940)
Translation effect		151,040	(90,310)
Ending balance		55,458,217	53,545,137	50,809,657
Furniture and equipment | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		(46,934,913)	(45,932,403)
Changes in property, plant and equipment [abstract]
Depreciation and amortization		(1,628,720)	(1,645,720)
Reclassifications		(309,710)	(12,330)
(Impairment)		0	0
Reversal of impairment		62,440	10,100
Disposals		2,030,670	587,800
Translation effect		(65,130)	57,640
Ending balance		$ (46,845,363)	(46,934,913)	(45,932,403)
Furniture and equipment | Bottom of range
Changes in property, plant and equipment [abstract]
Depreciation rates	3.00%	3.00%
Estimated useful lives	3 years	3 years
Furniture and equipment | Top of range
Changes in property, plant and equipment [abstract]
Depreciation rates	10.00%	10.00%
Estimated useful lives	10 years	10 years
Transportation equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		$ 16,080,145
Changes in property, plant and equipment [abstract]
Ending balance		15,721,597	16,080,145
Transportation equipment | Investment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		32,988,437	29,297,417
Changes in property, plant and equipment [abstract]
Acquisitions		817,850	3,447,500
Reclassifications		130,500	1,000
Capitalization		55,790	883,390
Disposals		(545,530)	(78,490)
Translation effect		746,120	(562,380)
Ending balance		34,193,167	32,988,437	29,297,417
Transportation equipment | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		(16,908,292)	(15,664,032)
Changes in property, plant and equipment [abstract]
Depreciation and amortization		(1,706,388)	(1,510,116)
Reclassifications		(158,330)	74,390
(Impairment)		0	0
Reversal of impairment		0	33,078
Disposals		487,820	55,608
Translation effect		(186,380)	102,780
Ending balance		$ (18,471,570)	(16,908,292)	(15,664,032)
Transportation equipment | Bottom of range
Changes in property, plant and equipment [abstract]
Depreciation rates	4.00%	4.00%
Estimated useful lives	5 years	5 years
Transportation equipment | Top of range
Changes in property, plant and equipment [abstract]
Depreciation rates	20.00%	20.00%
Estimated useful lives	25 years	25 years
Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		$ 423,571,347
Changes in property, plant and equipment [abstract]
Ending balance		542,040,911	423,571,347
Construction in progress | Investment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		480,504,766	374,025,584
Changes in property, plant and equipment [abstract]
Acquisitions		189,951,070	249,698,512
Reclassifications		(6,260)	3,855,890
Capitalization		(118,965,090)	(114,200,870)
Disposals		(5,117,236)	(1,360,990)
Translation effect		49,166,860	(31,513,360)
Ending balance		595,534,110	480,504,766	374,025,584
Construction in progress | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		(56,933,419)	(57,335,129)
Changes in property, plant and equipment [abstract]
Depreciation and amortization		0	0
Reclassifications		100	(95,320)
(Impairment)		(5,027,050)	(4,808,840)
Reversal of impairment		8,467,170	5,305,870
Disposals		0	0
Translation effect		0	0
Ending balance		(53,493,199)	(56,933,419)	(57,335,129)
Land
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		52,888,295
Changes in property, plant and equipment [abstract]
Ending balance		53,332,375	52,888,295
Land | Investment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		52,888,295	53,125,295
Changes in property, plant and equipment [abstract]
Acquisitions		0	140,930
Reclassifications		27,740	0
Capitalization		27,440	0
Disposals		(62,990)	(37,300)
Translation effect		451,890	(340,630)
Ending balance		53,332,375	52,888,295	53,125,295
Land | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		0	0
Changes in property, plant and equipment [abstract]
Depreciation and amortization		0	0
Reclassifications		0	0
(Impairment)		0	0
Reversal of impairment		0	0
Disposals		0	0
Translation effect		0	0
Ending balance		0	0	0
Pemex Exploration and Production
Changes in property, plant and equipment [abstract]
Financing cost		$ 7,937,219	$ 4,676,577	$ 4,580,836
Pemex Exploration and Production | Bottom of range
Changes in property, plant and equipment [abstract]
Financing costs rates	7.82%	7.82%	6.47%	5.40%
Pemex Exploration and Production | Top of range
Changes in property, plant and equipment [abstract]
Financing costs rates	18.68%	18.68%	7.62%	7.80%
Oil and gas production assets
Changes in property, plant and equipment [abstract]
Plugging and abandonment cost		$ 124,473,818	$ 115,208,527	$ 113,656,994